Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 21 — SUBSEQUENT EVENTS:

During March 2018, the Company entered into memorandums of agreement and charter party agreements for the sale and lease back of two 2009-built Aframaxes with bareboat charters for periods ranging from 70 to 73 months. Such agreements contain purchase options executable by the Company. The transactions are expected to close in March 2018 and the Company expects to recognize losses on such sales.